LONG TERM INVESTMENTS	12 Months Ended
Dec. 31, 2024
Investments, All Other Investments [Abstract]
LONG TERM INVESTMENTS

12. LONG TERM INVESTMENTS

Long term investments consist of the following:

	December 31,	December 31,
	2024	2023
	US$	US$
Equity investments without readily determinable fair value	—	160,000
Total long-term investments	—	160,000

In May 2023, our US subsidiary MFH Tech invested, as one of the founding shareholders, in Fresh First Inc. or “Fresh First”, a grocery delivery and online store platform focused on Asian markets in the eastern United States. MFH Tech does not directly participate in the daily operations of Fresh First, which has its own independent professional operation team. As of December 31, 2024, MFH Tech had invested $160,000 in Fresh First and holds about 13.67% of Fresh First ‘s equity.

In accordance with ASC 321, the Company elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. The carrying amount of MFH Tech’s equity investments measured using the measurement alternative was $160,000 as of December 31, 2024. There was no impairment recognized for the year ended December 31, 2024.

On March 10, 2025, MFH Tech and Yum Sooy Trade Limited (the “Buyer”) entered into a Share Purchase Agreement (“SPA”), as which MFH Tech transferred all the 16,000 Class A shares of Fresh First to the Buyer, with a total consideration of $160,000. As the SPA, $80,000 should be paid to MFH Tech from the Buyer by June 30, 2025, and the remained $80,000 should be paid to MFH Tech from the Buyer by December 31, 2025. In the Company’s consolidated financial statements as of December 31, 2024, we have adjusted the equity investment to other current asset items.